FINANCIAL INSTRUMENTS - Market Risk, Interest Rate Risk (Details) - Interest rate risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, percent	1.00%
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 202	$ 193
Variable rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	195	169
Within one year | Fixed interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reasonably possible change in risk variable, impact on pre-tax earnings	$ 7	$ 24